Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee meets periodically, including to approve equity award grants to our executives from time to time. We do not have, nor do we plan to establish, any formal written program, plan or practice to time equity award grants in coordination with releasing material non-public information, and the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the company that has not been publicly disclosed when determining the timing and terms of equity awards. During 2024, there were no stock options granted to any named executive officer during the period beginning four business days preceding the filing of any periodic report on Forms 10-K or 10-Q or the filing or furnishing of any current report on Form 8-K that discloses material non-public information, and ending one business day after the filing or furnishing of such report
Award Timing Method	The Compensation Committee meets periodically, including to approve equity award grants to our executives from time to time. We do not have, nor do we plan to establish, any formal written program, plan or practice to time equity award grants in coordination with releasing material non-public information, and the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the company that has not been publicly disclosed when determining the timing and terms of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about the company that has not been publicly disclosed when determining the timing and terms of equity awards.